Schedule of convertible and unsecured convertible debentures (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Opening balance	$ 2,645,502	$ 5,069,589
Fair Value		335,063
Amortization of OID		1,002,561
Conversion		(800,000)
Accretion		422,853
Settlement		(3,384,564)
Closing balance	2,645,502	2,645,502
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Opening balance		2,424,087
Fair Value		335,063
Amortization of OID		1,002,561
Conversion		(800,000)
Accretion		422,853
Settlement		(3,384,564)
Closing balance
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Opening balance	2,645,502	2,645,502
Fair Value
Amortization of OID
Conversion
Accretion
Settlement
Closing balance	$ 2,645,502	$ 2,645,502